Share-based payments - Summary of Other Equity Instruments in Share Based Payment Arrangement (Detail) - £ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted		£ 13.981	£ 13.801	£ 12.083	£ 12.451
Weighted average share price at date of exercise	£ 13.296		£ 16.421	£ 11.852	£ 13.044
Weighted average remaining contractual life	4 years 3 months 18 days		4 years	3 years 3 months 18 days	4 years 3 months 18 days
Profitable Growth Incentive Plan Awards [Member]
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted			£ 13.604
Weighted average share price at date of exercise			£ 0
Weighted average remaining contractual life			3 years 4 months 24 days
Ab Share Awards [Member]
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted	£ 12.889		£ 12.802	£ 11.378	£ 11.314
Weighted average remaining contractual life	10 months 24 days			1 year 4 months 24 days	2 years 4 months 24 days